MassMutual Premier Balanced Fund
MassMutual Premier Balanced Fund
MASSMUTUAL PREMIER FUNDS
MassMutual Premier Balanced Fund
(the “Funds”)
Supplement dated May 13, 2019 to the
Prospectus dated February 1, 2019

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following replaces the similar chart for the MassMutual Premier Balanced Fund found on page 45 under the heading Performance Information in the section titled Investments, Risks, and Performance:
Average Annual Total Returns (for the periods ended December 31, 2018)
Average Annual Total Returns - MassMutual Premier Balanced Fund	One Year	Five Years	Ten Years
Class R5	(5.19%)	5.04%	8.95%
Class R5 | Return After Taxes on Distributions	(7.19%)	2.80%	7.37%
Class R5 | Return After Taxes on Distributions and sales of Fund Shares	(2.01%)	3.42%	6.93%
Class I	(5.02%)	5.16%	9.01%
Service Class	(5.21%)	4.92%	8.81%
Administrative Class	(5.40%)	4.81%	8.66%
Class A	(10.77%)	3.38%	7.79%
Class R4	(5.48%)	4.66%	8.56%
Class R3	(5.74%)	4.41%	8.30%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	(4.38%)	8.49%	13.12%
MSCI EAFE Index (reflects no deduction for fees or expenses)	(13.79%)	0.53%	6.32%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.01%	2.52%	3.48%
Lipper Balanced Fund Index (reflects no deduction for taxes)	(4.68%)	4.48%	8.47%
Custom Balanced Index (reflects no deduction for fees or expenses)	(3.27%)	5.43%	8.84%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE